SUBSEQUENT EVENTS - New Common Stock and Preferred Stock (Details) - $ / shares	Jan. 23, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 19, 2022
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)		10,000,000,000	10,000,000,000
Common stock, par value (in dollars per share)		$ 0.00001	$ 0.00001	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)	10,000,000,000
Preferred stock, shares authorized (in shares)	2,000,000,000
Preferred stock, par value (in dollars per share)	$ 0.00001
Common stock, par value (in dollars per share)	$ 0.00001